Segments (Tables)	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Summarized information by segments

The following table presents summarized information by segments (in thousands):

	For the Years Ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Revenues
Net advertising services	1,353,480	1,198,271	1,263,485	181,488
Paid services	221,612	179,108	267,577	38,435
Total revenues	1,575,092	1,377,379	1,531,062	219,923
Cost of revenues
Net advertising services	(602,945)	(517,533)	(638,160)	(91,666)
Paid services	(124,252)	(79,015)	(130,142)	(18,694)
Total cost of revenues	(727,197)	(596,548)	(768,302)	(110,360)
Gross profit
Net advertising services	750,535	680,738	625,325	89,822
Paid services	97,360	100,093	137,435	19,741
Total gross profit	847,895	780,831	762,760	109,563